Qualitative and Quantitative Information on Financial Risks - Summary of Aging of Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 997,689	€ 867,394
Loss allowance	(6,643)	(8,717)	€ (5,635)
>180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	180
Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	160,360	138,829
Credit risk [member] | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	160,360	138,829
Loss allowance	(6,643)	(8,717)
Credit risk [member] | Trade receivables [member] | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	167,003	147,546
Credit risk [member] | Trade receivables [member] | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	135,073	106,110
Loss allowance	(1,575)	(549)
Credit risk [member] | Trade receivables [member] | Not yet due | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	136,648	106,659
Credit risk [member] | Trade receivables [member] | 0-90 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,261	21,296
Loss allowance	(696)	(1,876)
Credit risk [member] | Trade receivables [member] | 0-90 days overdue | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,957	23,172
Credit risk [member] | Trade receivables [member] | 90-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,026	2,029
Loss allowance	(992)	(480)
Credit risk [member] | Trade receivables [member] | 90-180 days overdue | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,018	2,509
Credit risk [member] | Trade receivables [member] | >180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	9,394
Loss allowance	(3,380)	(5,812)
Credit risk [member] | Trade receivables [member] | >180 days overdue | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 3,380	€ 15,206